LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Reconciliation of Operating Lease Liabilities and Right-of-use Assets Recognized Upon Adoption of IFRS 16
Following the adoption of IFRS 16 "Leases" on January 1, 2019, the Company recognized lease liabilities and right-of-use assets for operating lease contracts with fixed terms and future minimum lease payments as summarized in the following table:

Non-cancellable operating lease commitments as of December 31, 2018*	1,869
Recognition exemption for leases of low-value assets	(58)
Recognition exemption for short-term leases	(20)
Undiscounted operating lease commitments as of January 1, 2019	1,791
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)	(632)
Lease liabilities related to assets held for sale	(23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	1,136
* As reported in the consolidated financial statements for the year ended December 31, 2018

Schedule of Right-of-use Assets, Depreciation and Impairment
Balances for the Company’s lease activities are summarized as follows:

	As at December 31, 2020	As at December 31, 2019
Lease liabilities	815	1,127
Right of-use assets:
Land, buildings and improvements	761	854
Machinery, equipment and others	278	381
Total right-of-use assets	1,039	1,235

	Year ended December 31, 2020	Year ended December 31, 2019
Depreciation and impairment charges:
Land, buildings and improvements	114	118
Machinery, equipment and others	101	288
Total depreciation and impairment charges	215	406

Other lease related expenses:
Interest expense on lease liabilities	66	98
Expenses of short-term leases	134	165
Expenses of leases of low-value assets	61	68
Expenses related to variable lease payments not included in the measurement of lease liabilities	73	65

Additions to right-of-use assets	233	259
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	242	320

Maturity Analysis of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2020 and December 31, 2019, is as follows:

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	217	265	156	778	1,416

				December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	279	369	209	513	1,370

Schedule of Additional Information About Leasing Activities for Lessee	An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2020 and December 31, 2019, is as follows:

					December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	58	99	68	123	348

					December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	61	91	69	73	294
The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	1	—	1	3
Potential termination options	(1)	—	—	—	(1)
Potential residual value guarantees	1	1	2	3	7

				December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	8	13	16	38
Potential termination options	(2)	(2)	(1)	(1)	(6)
Potential residual value guarantees	1	1	1	—	3
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of December 31, 2020 and December 31, 2019, to which the Company is committed are described below:

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	6	9	51	68

				December 31, 2019
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	8	8	13	31